Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 1.0	$ 0.0	$ 1.4	$ 0.4	$ 1.6	$ 2.9	$ 22.7
Fixed income securities - gross realizes (losses)	(10.9)	(8.6)	(36.1)	(15.6)	(41.5)	(58.4)	(3.6)
Net change in expected credit gains (losses)	0.5	0.3	0.9	4.0	4.8	(5.0)	(2.5)
Fixed income securities, trading - gross realized gains					1.0	0.2	12.2
Fixed income securities, trading, gross realizes (losses)					(3.5)	(1.8)	(2.0)
Privately-held investments net unrealized gains/(losses)					65.9	(113.9)	(23.4)
Catastrophe bonds	0.0	0.1	0.0	(0.5)	0.1	0.2	(0.8)
Total net realized and unrealized investment (losses)/gains recorded in the consolidated statement of operations	6.1	(1.8)	(21.0)	16.2	14.5	(177.6)	8.8
Change in available for sale net unrealized (losses)/gains:
Fixed income securities	120.7	(45.0)	103.6	(32.7)	126.2	(391.7)	(157.6)
Income tax benefit/(expense)	(15.1)	(0.2)	(13.1)	(1.8)
Unrealized appreciation on available for sale investments:
Change in available for sale net unrealized (losses)/gains:
Change for the year, net of income taxes	105.6	(45.2)	90.5	(34.5)	105.6	(367.8)	(157.9)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.0	0.0	1.0	0.3
Fixed income securities, trading, gross realizes (losses)	(0.2)	(0.5)	(9.5)	(1.5)
Privately-held investments net unrealized gains/(losses)	19.6	10.4	43.7	41.4
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading - gross realized gains	0.1	0.2	0.6	0.3	0.8	0.7	0.6
Fixed income securities, trading, gross realizes (losses)	(14.3)	0.0	(14.6)	0.0	0.0	(0.1)	(13.8)
Privately-held investments net unrealized gains/(losses)	9.5	(4.1)	(8.0)	(13.1)	(15.2)	(2.5)	18.1
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.5	0.0	0.7	0.1	0.6	1.0	2.0
Fixed income securities - gross realizes (losses)	0.0	0.0	(1.4)	(0.3)	(0.9)	(0.5)	(0.8)
Fixed income securities, trading - gross realized gains	0.0	0.0	0.0	0.1	0.1	0.0	0.1
Fixed income securities, trading, gross realizes (losses)	0.0	0.0	(0.2)	(0.2)	(0.3)	0.0	(0.3)
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment					0.2	0.0	0.1
Multi-Line Insurer
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	$ 0.3	$ 0.4	$ 0.5	$ 0.8	$ 0.8	$ (0.4)	$ 0.2